Alliance
Municipal
Trust
--Massachusetts Portfolio

                                Alliance Capital [LOGO](R)

Annual Report
June 30, 2002

LETTER TO SHAREHOLDERS        Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

August 15, 2002

Dear Shareholder:

We are pleased to provide you with an update of Alliance Municipal Trust Massachusetts Portfolio for the annual reporting period ended June 30, 2002.

While we had been expecting an economic growth of 4% during the second half of the year, we now believe that number will be closer to 3.5%, reflecting the possible impact of a sharp decline in equity prices while the economy is still in the early stages of a recovery. Despite our diminished expectations for economic growth, we remain optimistic. We continue to believe that a combination of very accommodative fiscal and monetary policy, strong underlying growth in liquidity flows and very lean inventory positions suggest that economic growth will still be reasonably good in the second half of the year. While consumption may fall and exports rise, producing a different kind of growth, overall, we expect the economy to expand at a reasonably strong rate in the second half of 2002 and into 2003.

Pessimists contend that since the equity market correction was not limited to the U.S., the impact on the economic recovery also will be global. Clearly, the economic impact of a stock market decline hinges not only on the economy's basic direction, but also on the policies that precede and follow such a decline. The economy is in the early stages of an economic recovery, so it is quite possible that the stock market fall of the past 90 days will take a larger toll on economic activity than either the 1987 or 1998 corrections. Clearly, while another interest rate reduction can not be ruled out if the stock market continues to slide at this rate, U.S. Federal Reserve Chairman Alan Greenspan gave no hint that he and fellow Fed policymakers would further ease monetary policy anytime soon during his recent testimony to Congress.

There is no doubt in our mind that the U.S. economy is in the midst of an uneasy and uncomfortable transition. But this kind of transition has been part of every economic cycle. High levels of consumer spending and housing market gains are not able to sustain an economic recovery indefinitely on their own. In the past, economic recovery has always broadened to include other segments of the economy. Despite all of the risks posed by the stock market's plunge, we continue to believe that the transition to a more balanced and broader domestic and global expansion is underway. The transition may not occur as smoothly, comfortably or neatly as we would like, but we believe it will happen.

We appreciate your investment in the portfolios of Alliance Municipal Trust Massachusetts Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS

June 30, 2002                 Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

 Principal
  Amount
   (000)   Security (a)                           Yield              Value
--------------------------------------------------------------------------------
           MUNICIPAL
           BONDS - 90.3%
           ILLINOIS - 1.1%
           Madison County
           Environmental
           Improvement Revenue
           (Shell Wood River
           Refining Co. Project)
           Series 97A AMT
$   1,000  3/01/33 (b) .........................   1.95%        $  1,000,000
                                                                ------------
           MASSACHUSETTS - 83.8%
           Chelmsford GO BAN
           Series 02
    4,000  4/24/03 .............................   1.49            4,040,495
           Massachusetts Bay
           Transport Authority
           Series 00
    3,800  3/01/30 (b) .........................   1.10            3,800,000
           Massachusetts
           Development
           Finance Agency
           (Assumption College)
           Series 02C
    4,155  3/01/32 (b) .........................   1.20            4,155,000
           Massachusetts
           Development
           Finance Agency
           (Belmont Day School)
           Series 01
    4,000  7/01/31 (b) .........................   1.25            4,000,000
           Massachusetts
           Development
           Finance Agency
           (Edgewood Retirement
           Community)
           Series 00B
    2,580  5/15/37 (b) .........................   1.30            2,580,000
           Massachusetts
           Development
           Finance Agency
           (Elderhostel, Inc. Project)
           Series 00
    3,000  8/01/30 (b) .........................   1.20            3,000,000
           Massachusetts
           Development
           Finance Agency
           (ICC Realty Project)
           Series 97 AMT
    1,500  12/01/16 (b) ........................   1.35            1,500,000
           Massachusetts
           Development
           Finance Agency
           (Loomis Communities)
           Series 02B
    4,000  3/01/10 (b) .........................   1.25            4,000,000
           Massachusetts
           Development
           Finance Agency
           (Smith College)
           Series 02
    3,000  7/01/29 (b) .........................   1.20            3,000,000
           Massachusetts
           Development
           Finance Agency
           (Waste Management, Inc.)
           Series 99 AMT
    2,000  7/01/29 (b) .........................   1.35            2,000,000
           Massachusetts
           Development
           Finance Agency
           (Whalers Cove Project)
           Series 01A AMT
    2,750  9/01/34 (b) .........................   1.25            2,750,000
           Massachusetts
           Development
           Finance Agency IDR
           (925 Realty Trust LLC)
           Series 01 AMT
    2,400  2/01/20 (b) .........................   1.30            2,400,000
           Massachusetts Health
           & Educational Facilities
           (Brigham & Women's
           Hospital)
           Series 85A
    2,240  7/01/17 (b) .........................   1.15            2,240,000
           Massachusetts Health
           & Educational Facilities
           (New England Carpenters)
           Series 01B
    3,000  1/01/31 (b) .........................   1.25            3,000,000
           Massachusetts Health
           & Educational Facilities
           (Sherrill House, Inc.)
           Series 02A-1
    1,200  1/01/32 (b) .........................   1.15            1,200,000

                              Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

 Principal
  Amount
   (000)   Security (a)                           Yield              Value
--------------------------------------------------------------------------------
           Massachusetts Health
           & Educational Facilities
           Authority
           (Harvard University Issue)
           Series 00Y
$   4,000  7/01/35 (b) .........................   1.20%        $  4,000,000
           Massachusetts Health
           & Educational Facilities
           Authority
           (Mass. Institute of
           Technology)
           Series 01J-2
    3,000  7/01/31 (b) .........................   1.10            3,000,000
           Massachusetts Health
           & Educational Facilities
           Authority
           (Partners Healthcare
           System)
           Series 97P-1 FSA
    1,600  7/01/27 (b) .........................   1.15            1,600,000
           Massachusetts IFA
           (ADP, Inc. Project)
           Series 97
    1,000  12/01/19 (b) ........................   2.05            1,000,000
           Massachusetts IFA
           (Buckingham Browne)
    1,000  5/01/27 (b) .........................   1.20            1,000,000
           Massachusetts IFA
           (Heritage at Dartmouth)
           Series 96 AMT
      940  12/01/28 (b) ........................   1.20              940,000
           Massachusetts IFA
           (Heritage at Hingham)
           Series 97 AMT
    1,500  7/01/29 (b) .........................   1.20            1,500,000
           Massachusetts IFA
           (KMS Companies)
           Series 96 AMT
    2,600  5/01/16 (b) .........................   1.30            2,600,000
           Massachusetts IFA
           (Mount Ida College Project)
           Series 97
    1,375  12/01/27 (b) ........................   1.25            1,375,000
           Massachusetts IFA
           (New England College)
           Series 97
    2,135  10/01/27 (b) ........................   1.20            2,135,000
           Massachusetts IFA
           (Showa Womens
           Institute, Inc.)
           Series 94
    3,900  3/15/04 (b) .........................   2.00            3,900,000
           Massachusetts IFA
           (Tamasi Family Issue)
           Series 98 AMT
      600  5/01/13 (b) .........................   1.30              600,000
           Massachusetts Water
           Resources Authority
           FGIC Series 00B
    2,000  8/01/37 (b) .........................   1.15            2,000,000
           Shrewsbury GO BAN
           Series 02
      599  9/27/02 .............................   1.40              601,282
           Watertown GO BAN
           Series 02
    4,255  11/14/02 ............................   1.35            4,257,315
                                                                ------------
                                                                  74,174,092
                                                                ------------
           NEVADA - 2.0%
           Nevada Housing Division
           Multi-Housing
           (City Center Las Vegas
           Project)
           Series 02A
    1,750  4/01/35 (b) .........................   1.35            1,750,000
                                                                ------------
           TEXAS - 3.4%
           Panhandle Plains
           Higher Education
           Authority, Inc.
           (Student Loan Revenue)
           Series 95A AMT
    3,000  6/01/25 (b) .........................   1.30            3,000,000
                                                                ------------
           Total Municipal Bonds
           (amortized cost
           $79,924,092) ........................                  79,924,092
                                                                ------------
           COMMERCIAL
           PAPER - 13.3%
           FLORIDA - 2.0%
           Miami Dade
           Florida Aviation
           (Miami International
           Airport)
           Series B
    1,750  8/07/02 .............................   1.30            1,750,000
                                                                ------------

                                                      Alliance Municipal Trust -
STATEMENT OF NET ASSETS (continued)                      Massachusetts Portfolio
================================================================================

 Principal
  Amount
   (000)   Security (a)                           Yield              Value
--------------------------------------------------------------------------------
           MASSACHUSETTS - 11.3%
           Massachusetts Municipal
           Wholesale Electric
           Series 02B
$   2,460  8/01/02 .............................   1.60%        $  2,460,000
           Massachusetts Water
           Resources Authority
    4,000  8/13/02 .............................   1.30            4,000,000
    3,500  9/10/02 .............................   1.30            3,500,000
                                                                ------------
                                                                   9,960,000
                                                                ------------
           Total Commercial Paper
           (amortized cost
           $11,710,000) ........................                  11,710,000
                                                                ------------
           TOTAL
           INVESTMENTS - 103.6%
           (amortized cost
           $91,634,092) ........................                  91,634,092
           Other assets less
           liabilities - (3.6%) ................                  (3,151,413)
                                                                ------------
           NET ASSETS - 100%
           (offering and redemption
           price of $1.00 per share;
           88,482,679 shares
           outstanding) ........................                $ 88,482,679
                                                                ============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT  - Alternative Minimum Tax
      BAN  - Bond Anticipation Note
      FGIC - Federal Guaranty Insurance Company
      FSA  - Financial Security Assurance
      GO   - General Obligation
      IDR  - Industrial Development Revenue
      IFA  - Industrial Finance Authority

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2002      Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

INVESTMENT INCOME
   Interest .......................................                 $ 2,017,271
EXPENSES
   Advisory fee (Note B) ..........................   $   559,309
   Distribution assistance and administrative
     service (Note C) .............................       538,871
   Custodian fees .................................        70,794
   Audit and legal fees ...........................        35,786
   Transfer agency (Note B) .......................        34,123
   Printing .......................................        23,894
   Registration fees ..............................         6,023
   Trustees' fees .................................         1,000
   Miscellaneous ..................................         7,370
                                                      -----------
   Total expenses .................................     1,277,170
   Less: expense reimbursement (Note B) ...........      (158,522)
                                                      -----------
   Net expenses ...................................                   1,118,648
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ........                 $   898,623
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                  Year Ended       Year Ended
                                                 June 30, 2002    June 30, 2001
                                                 =============    =============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income .....................   $     898,623    $   3,165,811
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income .....................        (898,623)      (3,165,811)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E) ..........     (30,115,179)      35,784,587
                                                 -------------    -------------
   Total increase (decrease) .................     (30,115,179)      35,784,587
NET ASSETS
   Beginning of period .......................     118,597,858       82,813,271
                                                 -------------    -------------
   End of period .............................   $  88,482,679    $ 118,597,858
                                                 =============    =============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2002                 Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio (the "Portfolio"), Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2002, the reimbursement amounted to $158,522.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to 18,000 for the year ended June 30, 2002.

For the year ended June 30, 2002, the Portfolio's expenses were reduced by $56 under an expense offset arrangement with AGIS.

                              Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2002, the distribution fee amounted to $279,655. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and book keeping, and legal and compliance support. For the year ended June 30, 2002, such payments by the Portfolio amounted to $259,216, a portion of which was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At June 30, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Dividends paid from net investment income for the year ended June 30, 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2002, capital paid-in aggregated $88,482,679. Transactions, all at $1.00 per share, were as follows:

                                                    Year Ended      Year Ended
                                                   June 30, 2002   June 30, 2001
                                                   =============   =============
Shares sold ....................................    262,915,389     424,119,805
Shares issued on reinvestments of dividends ....        898,623       3,165,811
Shares redeemed ................................   (293,929,191)   (391,501,029)
                                                   ------------    ------------
Net increase (decrease) ........................    (30,115,179)     35,784,587
                                                   ============    ============

FINANCIAL HIGHLIGHTS          Alliance Municipal Trust - Massechusetts Portfolio
================================================================================
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                             Year Ended June 30,
                                                       ==============================================================
                                                         2002         2001          2000          1999         1998
                                                       =========    =========     =========     ========     ========

Net asset value, beginning of period ...............   $    1.00    $    1.00     $    1.00     $   1.00     $   1.00
                                                       ---------    ---------     ---------     --------     --------
Income From Investment Operations
Net investment income (a) ..........................        .008         .027          .027         .023         .028
                                                       ---------    ---------     ---------     --------     --------
Less: Dividends
Dividends from net investment income ...............       (.008)       (.027)        (.027)       (.023)       (.028)
                                                       ---------    ---------     ---------     --------     --------
Net asset value, end of period .....................   $    1.00    $    1.00     $    1.00     $   1.00     $   1.00
                                                       =========    =========     =========     ========     ========
Total Return
Total investment return based on net asset value (b)         .75%        2.73%         2.73%        2.31%        2.83%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........   $  88,483    $ 118,598     $  82,813     $ 50,480     $ 27,832
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....        1.00%        1.00%         1.00%        1.00%         .85%
   Expenses, before waivers and reimbursements .....        1.14%        1.09%         1.18%        1.47%        1.37%
   Net investment income (a) .......................         .80%        2.65%         2.75%        2.26%        2.80%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolios distributions or the redemption of Portfolios shares. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT
ACCOUNTANTS                   Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

To the Board of Trustees and Shareholders of Alliance Municipal Trust - Massachusetts Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - Massachusetts Portfolio (the "Fund") at June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended June 30, 1999, were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
New York, New York
August 9, 2002

                              Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

                              Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                             PORTFOLIOS
                                                                               IN FUND             OTHER
      NAME, ADDRESS                           PRINCIPAL                        COMPLEX         DIRECTORSHIPS
     AGE OF TRUSTEE                         OCCUPATION(S)                    OVERSEEN BY          HELD BY
   (YEARS OF SERVICE*)                   DURING PAST 5 YEARS                   TRUSTEE            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE

John D. Carifa,** 57,            President, Chief Operating Officer and a        114               None
1345 Avenue of the Americas,     Director of ACMC**, with which he has
New York, NY 10105 (13)          been associated since prior to 1997.

DISINTERESTED TRUSTEES

Sam Y. Cross, 75                 Since prior to 1997, Executive Vice              15           He is a director of Fuji
200 East 66th Street,            President of The Federal Reserve Bank of                      Bank and Trust Co.
New York, NY 10021 (10)          New York and manager for foreign
                                 operations for The Federal Reserve
                                 System. He is Executive-In-Residence at
                                 the School of International and Public
                                 Affairs, Columbia University. He is also
                                 a director of Fuji Bank and Trust Co.

Charles H.P. Duell, 64           President of Middleton Place Foundation          15           Trustee Emeritus of the National
Middleton Place Foundation,      with which he has been associated since                       Trust for Historic Preservation
4300 Ashley River Road,          prior to 1997. He is also a Trustee                           and Chairman of the Board of
Charleston,                      Emeritus of the National Trust for                            Architectural Review, City
South Carolina 29414 (17)        Historic Preservation and serves as                           of Charleston
                                 Chairman of the Board of Architectural
                                 Review, City of Charleston.

William H. Foulk, Jr., 69        An Investment Adviser and an Independent        109               None
2 Sound View Drive,              Consultant. He was formerly Senior
Suite 100, Greenwich,            Manager of Barrett Associates, Inc., a
CT  06830 (18)                   registered investment adviser, with
                                 which he had been associated since prior
                                 to 1997. He was formerly Deputy
                                 Comptroller of the State of New York
                                 and, prior thereto, Chief Investment
                                 Officer of the New York Bank for
                                 Savings.

David K. Storrs, 58              President and Chief Executive Officer of         15                None
65 South Gate Lane,              Alternative Investment Group, LLC (an
Southport, CT 06490 (13)         investment firm). He was formerly
                                 President of The Common Fund (investment
                                 management for educational institutions)
                                 with which he had been associated since
                                 prior to 1997.

Shelby White, 63                 An author and financial journalist.              15                None
One Sutton Place South,
New York, NY 10022 (10)

                              Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

OFFICERS

     NAME, ADDRESS*                POSITION(S) HELD               PRINCIPAL OCCUPATION
         AND AGE                       WITH FUND                  DURING PAST 5 YEARS**
------------------------------------------------------------------------------------------------------------------------------------
John D. Carifa, 57               Chairman                 See biography above.

Ronald M. Whitehill, 64          President                Senior Vice President of ACMC** and
                                                          President and Chief Executive Officer of
                                                          Alliance Cash Management Services with
                                                          which he has been associated since prior
                                                          to 1997.

Kathleen A. Corbet, 42           Senior Vice President    Executive Vice President of ACMC** with
                                                          which she has been associated since
                                                          prior to 1997.

Drew A. Biegel, 51               Senior Vice President    Vice President of ACMC** with which he
                                                          has been associated since prior to 1997.

John R. Bonczek, 42              Senior Vice President    Senior Vice President of AFD** with
                                                          which he has been associated since prior
                                                          to 1997.

Doris T. Ciliberti, 38           Senior Vice President    Vice President of AFD** with which she
                                                          has been associated since prior to 1997.

Patricia Ittner, 51              Senior Vice President    Vice President of ACMC** with which she
                                                          has been associated since prior to 1997.

Robert I. Kurzweil, 51           Senior Vice President    Vice President of AFD** with which he
                                                          has been associated since prior to 1997.

William E. Oliver, 52            Senior Vice President    Senior Vice President of ACMC** with
                                                          which he has been associated since prior
                                                          to 1997.

Raymond J. Papera, 46            Senior Vice President    Senior Vice President of ACMC** with
                                                          which he has been associated since prior
                                                          to 1997.

Frances M. Dunn, 31              Vice President           Vice President of ACMC** with which she
                                                          has been associated since prior to 1997.

William J. Fagan, 40             Vice President           Assistant Vice President of AFD** with
                                                          which he has been associated since prior
                                                          to 1997.

Linda N. Kelley, 41              Vice President           Assistant Vice President of AFD** with
                                                          which she has been associated since
                                                          prior to 1997.

Joseph LaSpina, 41               Vice President           Vice President of AFD** with which he
                                                          has been associated since prior to 1997.

Eileen M. Murphy, 30             Vice President           Vice President of ACMC** with which she
                                                          has been associated since prior to 1997.

Maria C. Sazon, 36               Vice President           Vice President of ACMC** with which she
                                                          has been associated since prior to 1997.

                              Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

     NAME, ADDRESS*                POSITION(S) HELD               PRINCIPAL OCCUPATION
         AND AGE                       WITH FUND                  DURING PAST 5 YEARS**
-------------------------------------------------------------------------------------------------
Edmund P. Bergan, Jr., 52        Secretary                Senior Vice President and the General
                                                          Counsel of AFD** and AGIS** with which
                                                          he has been associated since prior to
                                                          1997.

Mark D. Gersten, 51              Treasurer and Chief      Senior Vice President of AGIS** and Vice
                                 Financial Officer        President of AFD** with which he has
                                                          been associated since prior to 1997.

Thomas R. Manley, 50             Controller               Vice President of ACMC** with which he
                                                          has been associated since prior to 1997


--------------------------------------------------------------------------------

* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, AFD, ACL and AGIS are affiliates of the Fund.

      The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

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

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

Alliance Municipal Trust - Massachusetts Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |1| |5| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTMAAR0602